Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (169,754)	$ 31,499
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Restricted stock amortization	4,019	4,297
Vessel depreciation	25,023	27,270
Amortization of deferred financing costs	2,022	4,429
Write-off of deferred financing costs	366	446
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	(15,420)	(10,385)
Drydock expenditures	(10,775)	(1,362)
Increase (Decrease) in Accounts Receivable	2,867	189
Loss write down on assets - related party	102,980	(67,565)
Reclassification of Dividend Income	(656)	(1,082)
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Increase in Prepaid Expense and Other Assets	9,832	(7,495)
Increase (Decrease) in Due to Related Parties	(1,293)	1,315
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(15,152)	1,492
Net Cash Used in Operating Activities	(35,101)	3,818
Payments to Acquire Equity Method Investments	0	1,500
Proceeds from Sale of Equity Method Investments	42,711	0
Net Cash Provided by (Used in) Investing Activities [Abstract]
Proceeds from Sale of Property, Plant, and Equipment	52,518	47,302
Payments for (Proceeds from) Investments	656	1,082
Net Cash Provided by (Used in) Investing Activities	58,080	41,138
Proceeds from Issuance of Common Stock	82,255	0
Payments drydock and scrubbers	37,805	5,746
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Debt	110,178	242,260
Repayments of Long-term Debt	(187,624)	(212,560)
Payments of Dividends	(2,011)	(2,849)
Net Cash (Used in) Provided by Financing Activities	2,798	26,851
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	25,777	71,807
Cash and cash equivalents	68,307	139,302
Interest Paid, Excluding Capitalized Interest, Operating Activities	17,612	26,134
Supplemental Cash Flow Information [Abstract]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 0	$ 15,280